CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Continuing operations
Net revenue	$ 34,503,882	211,764,124	163,022,321	93,474,859
Cost of revenue	(19,711,921)	(120,979,945)	(86,377,388)	(43,325,518)
Gross profit	14,791,961	90,784,179	76,644,933	50,149,341
Research and development expenditures	(342,170)	(2,100,036)	(3,103,168)	(2,212,193)
Selling and marketing expenses	(1,024,729)	(6,289,173)	(6,096,483)	(3,979,909)
General and administrative expenses	(14,504,824)	(89,021,907)	(86,725,310)	(65,468,504)
Other operating expenses	(46,457)	(285,123)	(2,059,054)	(10,571,986)
Impairment loss on goodwill	0	0	(57,393,867)	0
Other operating income	3,347,301	20,543,727	17,446,516	5,512,172
Operating (loss) income	2,221,082	13,631,667	(61,286,433)	(26,571,079)
Impairment loss on investments	(1,041,237)	(6,390,487)	(809,270)	(4,409,508)
Interest income	265,051	1,626,726	1,402,253	1,880,147
Investment income	2,958,894	18,159,919	18,682,916	11,022,226
Other non-operating (expenses) income	852,994	5,235,169	4,762,338	(1,179,859)
(Loss) income before income tax	5,256,784	32,262,994	(37,248,196)	(19,258,073)
Income tax expenses	(1,549,392)	(9,509,236)	(10,430,402)	(6,219,458)
Net (loss) income from continuing operations	3,707,392	22,753,758	(47,678,598)	(25,477,531)
Net loss from discontinued operation	0	0	0	(382,515,241)
Net (loss) income	3,707,392	22,753,758	(47,678,598)	(407,992,772)
Less: net income attributable to non-controlling interests	(934,943)	(5,738,124)	(5,879,287)	(3,344,272)
Net (loss) income attributable to the Noah Education Holdings Ltd. shareholders	$ 2,772,449	17,015,634	(53,557,885)	(411,337,044)
Net (loss) income per share
Basic	$ 0.08	0.47	(1.47)	(11.16)
Diluted	$ 0.08	0.47	(1.47)	(11.16)
From continuing operations
Basic	$ 0.08	0.47	(1.47)	(0.78)
Diluted	$ 0.08	0.47	(1.47)	(0.78)
From discontinued operation
Basic	$ 0	0	0	(10.38)
Diluted	$ 0	0	0	(10.38)
Weighted average ordinary shares outstanding
Basic	36,564,223	36,564,223	36,519,353	36,856,451
Diluted	36,568,954	36,568,954	36,588,077	37,091,472